Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Details of commitments
Details of commitments

As of December 31, 2019	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
L ease agreement s	73,181	4,014	18,886	9,764	40,516
License agreements	18,607	1,389	2,778	2,778	11,662
Manufacturing agreements	6,218	6,218	—	—	—
Clinical & R&D agreements	2,086	1,424	662	—	—
Con struction agreements	39,741	39,741	—
Other agreements	50,896	30,851	20,045	—	—

Total contractual obligations	190,728	83,637	42,371	12,542	52,179